Other Payables - Schedule of Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Payables [Abstract]
Accrued expenses	$ 4,127	$ 605
Provision for income taxes, net	126	1,409
Employees and related institutions	3,677	2,470
Total other payables	$ 7,930	$ 4,484